Deconsolidation (Details Narrative)		1 Months Ended				12 Months Ended
	Apr. 06, 2023 CNY (¥)	Oct. 21, 2024 USD ($)	Oct. 21, 2024 CNY (¥)	May 20, 2024 USD ($)	May 20, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Gain from disposal		$ 7,809,069	¥ 56,134,710	$ 197,010	¥ 1,416,187
Feda Electronics Co [Member]
Gain (Loss) on Disposition of Assets	¥ 17,801,786					$ 2,526,259	¥ 17,801,786